Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of fair value assets measured on a recurring basis

The following table presents information about the Company’s assets that are measured on a recurring basis as of September 30, 2020 and December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2020
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust:
Money market funds	$129,127,500	$-	$-
	$129,127,500	$-	$-

December 31, 2019
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust:
U.S. Treasury Securities	$161,991,526	$-	$-
Money market funds	28,383	-	-
	$162,019,909	$-	$-

The following table presents information about the Company’s assets that are measured on a recurring basis as of December 31, 2019 and 2018 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust at December 31, 2019:
U.S. Treasury Securities	$161,991,526	$-	$-
Money market funds	28,383	-	-
	$162,019,909	$-	$-

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust at December 31, 2018:
Money market fund	$159,718,098	$—	$—
	$159,718,098	$—	$—

Landsea Homes [Member]
Schedule of fair value assets measured on a recurring basis

The following table presents carrying values and estimated fair values of financial instruments:

		September 30, 2020		December 31, 2019
	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
		(dollars in thousands)
Liabilities:
Construction loans (1)(2)	Level 2	$80,207	$80,207	$92,640	$92,640
Revolving credit facility (1)(2)	Level 2	$143,362	$143,362	$8,680	$8,680
EB-5 notes payable (3)	Level 2	$86,713	$86,713	$95,010	$95,010
Loan payable	Level 2	$4,265	$4,265	$—	$—

(1)	Carrying amount is net of any discount/premium and deferred financing costs.

(2)	Carrying amount approximates fair value due to the variable interest rate terms of these loans.

(3)	Carrying amount approximates fair value due to recent issuances of EB-5 debt having similar characteristics, including interest rate.

The following table presents carrying values and estimated fair values of financial instruments:

		December 31, 2019		December 31, 2018
	Hierarchy	Carrying	Fair Value	Carrying	Fair Value
	(dollars in thousands)
Asset:
Notes receivable from lot sales (1)	Level 2	$25	$25	$17,475	$17,475

Liabilities:
Construction loans (2)(3)	Level 2	$92,640	$92,640	$65,157	$65,157
Revolving credit facility (2)(3)	Level 2	$8,680	$8,680	$50,793	$50,793
EB-5 notes payable (4)	Level 2	$95,010	$95,010	$83,796	$83,796

(1)	Carrying amount approximates fair value due to short-term nature.

(2)	Carrying amount is net of any discount/premium and deferred financing costs.

(3)	Carrying amount approximates fair value due to the variable interest rate terms of these loans.

(4)	Carrying amount approximates fair value due to recent issuances of EB-5 debt having similar characteristics, including interest rate.